Share capital (Tables)	6 Months Ended
Jun. 30, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of classes of share capital

	June 30, 2024	December 31, 2023
	£	£
Issued and fully paid share capital
127,017,710 (2023: 125,702,396) Ordinary shares of £0.0005 each	63,509	62,851
	63,509	62,851

Shares authorised and issued (number)

	December 31, 2023	Exercise of share-based payment awards	June 30, 2024
Ordinary shares	125,702,396	1,315,314	127,017,710
	125,702,396	1,315,314	127,017,710